Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash Flow Information
Increase in intangible assets through an increase in trade and other payables		$ (111)
Increase in trade and other receivables through a decrease in property, plant and equipment		(118)
Increase in derivative financial instruments through a decrease in investments in financial assets		34
Increase in financial assets through an increase in trade and other payables			180
Increase of investments in financial assets through a decrease of trade and other receivables			71
Increase in participation in associates through a decrease in assets by derivative financial instruments			128
Increase in investment properties through an increase in trading properties			302
Increase in investment properties through a decrease in property, plant and equipment			57
Increase in trading properties through an increase in trade and other payables	10		317
Increase in property, plant and equipment through an increase of trade and other payables	793	(123)
Increase in property, plant and equipment through an increase of borrowings	9		116
Cancellation of Non-convertible Notes through an increase in other payables			22
Decrease (increase) of interest in subsidiaries, associates and joint ventures due currency translation adjustment	(1,882)	(1,083)
Decrease in trade and other payables through an increase in borrowings
Decrease in borrowings through a decrease of interest in associates and joint ventures			9
Distribution of treasury shares		(7)
Dividends distribution to non-controlling shareholders not yet paid	1,529	64	64
Uncollected dividends	(113)	(21)	4
Share-based plan granted			(4)
Reimbursement of prescribed dividends			6
Increase in property, plant and equipment through a business combination	(901)
Decrease in investments in associates and joint ventures through a decrease in borrowings	201
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	4
Payment of dividends through an increase in trade and other payables	8
Changes in non-controlling interest through a decrease in trade and other receivables	1,380
Increase of investment properties through an increase in trade and other payables	71
Increase of investment properties through a decrease in trade and other receivables	35
Increase in trade and other receivables through an increase in borrowings	109
Increase in trading properties through capitalization of finance costs	11
Increase of investment properties through a capitalization of finance costs	18
Decrease in associates and joint ventures through uncollected dividends	11
Decrease in associates and joint ventures through an increase in assets held for sale	44
Transfers of property, plant and equipment to investment properties	(571)
Share-based plan granted	1
Increase in investment properties through an increase in other reserves due to the difference between cost and fair value	21
Increase in financial operations through a decrease in investments in associates and joint ventures	65
Decrease in associates and joint ventures through an increase in trade and other receivables	7
Increase in trading properties through an increase in trade and other payables	62
Increase in trading properties through a decrease in trade and other receivables	31
Increase in investment properties through a decrease in trading properties	$ 353